Business Combination (Tables) (Objet Ltd [Member])	6 Months Ended
Jun. 30, 2013
Objet Ltd [Member]
Schedule of Purchase Price Allocation

The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):

Allocation of
Purchase Price
Cash and cash equivalents	$41,524
Restricted cash	845
Short-term bank deposit	30,062
Accounts receivable - Trade	23,633
Accounts receivable - Other	12,477
Prepaid expenses	1,011
Inventories	40,364
Deferred income taxes	1,755
Property, plant and equipment	15,475
Goodwill	797,063
Intangible assets	490,176
Other non-current assets	2,539
Total assets acquired	1,456,924
Accounts payable & other liabilities	49,876
Unearned revenue	8,674
Deferred tax liabilities	51,003
Other non-current liabilities	6,474
Total liabilities assumed	116,027

Total purchase price	$1,340,897

Schedule of Acquired Intangible Assets

The allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the following intangible assets (in thousands):

		Weighted Average
	Amount	Life - Years
Developed technology	$374,126	9.6
Customer relationships	72,679	10
Trade name	15,291	9
In-process R&D	28,080	Indefinite
Total intangible assets	$490,176